S000013857 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.58%	5.51%	7.21%
Class N Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	3.76%	5.18%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.19%	4.03%	5.51%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.06%	2.27%	3.78%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.26%	2.64%	3.78%

[1]	The Fund has adopted these two broad-based indexes as its primary benchmark indexes in response to regulatory requirements.
[2]
The 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index is the Fund’s secondary benchmark index. The S&P 500 Index is a capitalization-weighted index of 500 U.S. leading companies designed to measure the performance of large-cap U.S. equities. The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).